Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Data Knights Acquisition Corp [Member]
Business Acquisition [Line Items]
Schedule of Business Combination Liabilities

The Company received net cash consideration of approximately $0.1 million and net liabilities of Data Knights of approximately $11.0 million. The net liabilities of Data Knights were as follows (in thousands):

Prepaid expenses and other current assets	$22
Accounts payable & accrued expenses	(4,501)
Loan extensions	(2,992)
Deferred underwriter fee payable	(3,525)
Warrant liability	(20)
$(11,016)